Other Assets (Details Narrative) (USD $)	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Other Assets Details Narrative
Other assets	$ 3,739,925	$ 3,150,428	$ 170,172
Cash deposited in escrow to secure international bond	$ 3,100,000